SUPPLEMENT TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4





THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


     The Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class information in the "Available Sub-Accounts" section is corrected to state:



     Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA:
     Initial Class (not available for policies issued on or after May 1, 2003)